Operating Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating Segments [Line Items]
Description of factors used to identify entity's reportable segments	it has two reportable segments – (1) development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company’s operation); and (2) online sales of a various range of hemp-based products including hemp gummies, hemp oil capsules, hemp gel, hemp cream, detox pills, height pills, antibacterial creams, and anti-aging creams, among other beauty and hair treatment products that are all manufactured in the United States.
Reportable segment	2
Intangible asset	$ 115	$ 1,288	$ 1,042
Online Sales Segment [Member]
Operating Segments [Line Items]
Intangible asset		$ 1,344